Exhibit 99.1

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-25	30/360 Days	30	Collection Period Start	1-Mar-25
Distribution Date	15-Apr-25	Actual/360 Days	29	Collection Period End	31-Mar-25
				Prior Month Settlement Date	17-Mar-25
				Current Month Settlement Date	15-Apr-25

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,142,065,005.32	223,264,110.18	207,259,070.03	0.198969
Yield Supplement Overcollaterization		100,398,337.54	8,518,548.02	7,609,449.77
Total Adjusted Pool Balance		1,041,666,667.78	214,745,562.16	199,649,620.26
Total Adjusted Securities		1,041,666,667.78	214,745,562.16	199,649,620.26	0.191664
Class A-1 Notes	0.49597%	180,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.32000%	365,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.86000%	365,000,000.00	83,078,894.38	67,982,952.48	0.186255
Class A-4 Notes	2.07000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,667.78	41,666,667.78	41,666,667.78	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	15,095,941.90	128,772.29	41.3587449	0.3528008
Class A-4 Notes	0.00	155,250.00	—	1.7250000
Certificates	0.00	0.00	—	—

Total Securities	15,095,941.90	284,022.29

I. COLLECTIONS

Interest:
Interest Collections				251,484.12
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				251,484.12
Principal:
Principal Collections				15,894,155.04
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				15,894,155.04
Recoveries of Defaulted Receivables				95,512.02

Total Collections				16,241,151.18

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			24,841	214,745,562.16
Total Principal Payment				15,095,941.90

			24,148	199,649,620.26

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	16,241,151.18
Reserve Account Draw	0.00
Total Available for Distribution	16,241,151.18
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	186,053.43
Servicing Fee Paid	186,053.43
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	128,772.29
Class A-3 Notes Monthly Interest Paid	128,772.29
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	155,250.00
Class A-4 Notes Monthly Interest Paid	155,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		284,022.29
Total Note Monthly Interest Paid		284,022.29
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		15,771,075.46
4. Total Monthly Principal Paid on the Notes		15,095,941.90
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		15,095,941.90
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		675,133.56
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		675,133.56

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		1.40%
Weighted Average Remaining Maturity		22.04

	Amount	Number
Principal on Defaulted Receivables	110,885.11	10
Principal Recoveries of Defaulted Receivables	95,512.02

Monthly Net Losses	15,373.09
Pool Balance at Beginning of Collection Period	223,264,110.18
Net Loss Ratio for Third Preceding Collection Period	0.24%
Net Loss Ratio for Second Preceding Collection Period	-0.11%
Net Loss Ratio for Preceding Collection Period	-0.45%
Net Loss Ratio for Current Collection Period	0.08%
Four-Month Average Net Loss Ratio	-0.06%
Cumulative Net Losses for all Periods	2,261,612.67

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,386,043.29	121	0.67%
61-90 Days Delinquent	131,454.61	11	0.06%
91-120 Days Delinquent	29,719.53	3	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,547,217.43	135	0.75%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.18%	0.13%
Delinquency Ratio for Second Preceding Collection Period	0.16%	0.11%
Delinquency Ratio for Preceding Collection Period	0.15%	0.10%
Delinquency Ratio for Current Collection Period	0.08%	0.06%
Four-Month Average Delinquency Ratio	0.14%	0.10%
60 Day Delinquent Receivables	161,174.14
Delinquency Percentage	0.08%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	662,246.32
Number of Extensions	47

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO